Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 944,374	$ 3,138,057
Net modification	$ 82,267	$ 58,741